Goldman Sachs Small_Mid Cap Equity Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.96%	8.76%	8.84%
Russell 2500® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.95%	8.43%	7.80%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.74%	13.85%	12.53%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.67%	6.64%	6.55%
Performance Inception Date		Jan. 31, 2014
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.22%	5.81%	5.80%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	5.08%	5.10%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.82%	7.04%	6.37%
Performance Inception Date		Jan. 31, 2014
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.10%	8.23%	7.57%
Performance Inception Date		Jan. 31, 2014
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.00%	8.11%	7.42%
Performance Inception Date		Jan. 31, 2014
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.48%	7.57%	6.88%
Performance Inception Date		Jan. 31, 2014
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.13%	8.24%	7.58%
Performance Inception Date		Jul. 31, 2015

[1]	As of June 20, 2025, the Fund’s performance benchmark was changed from the Russell 2500® Value Index to the Russell 2500® Index.